Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions
Related Party Transactions

Note 24. Related Party Transactions

In the normal course of operations, the Group enters into transactions with related parties, which include affiliates in which the Group has a significant equity interest (10% or more) or has the ability to influence their operating and financing policies through significant shareholding, representation on the board of directors, corporate charter and/or bylaws. The related parties also include, among other things, the Company’s directors, President, Chief Executive Officer and Chief Financial Officer. This section does not include disclosure, if any, respecting open market transactions, whereby a related party acts as an investor of the Company’s securities or the bonds of Merkanti Holding.

The Group had the following transactions with its related parties:

Years ended December 31:	2023	2022	2021
Fee income	$425	$1,191	$1
Interest income	79	—	—
Other income	—	462	—
Dividends received	89	198	198
Royalty expenses	(778)	(682)	(700)
Fee expenses	(41)	(2,198)	—
Reimbursements of expenses, primarily including employee benefits and lease and office expenses	(886)	(4,914)	(1,007)

From time to time the Group has entered into arrangements with a company controlled by the Group’s Chairman to assist the Group to comply with various local regulations and requirements, including the newly introduced economic substance legislation for offshore jurisdictions, as well as fiscal efficiency. These arrangements are utilized to aid in the divestment of financially or otherwise distressed or insolvent assets or businesses that are determined to be unsuitable for the Group’s ongoing operations. These arrangements are implemented at cost and no economic benefit is received by, or accrued, by the Group’s Chairman or the company controlled by him. Pursuant to this arrangement, as at December 31, 2023, the Group held: (i) an indemnification asset of $6,756 (2022: $6,756) (see Note 8) relating to a secured indemnity provided by such company to a subsidiary of the Group to comply with local regulations and requirements, in an amount equal to the amount advanced to it, for certain short-term intercompany balances involving certain of the Group’s subsidiaries and another subsidiary that was put into dissolution by the Group in 2019; (ii) a non-interest bearing loan to such company of $875 (2022: $875) (see Note 8) which was made in the year ended December 31, 2019 in order to facilitate the acquisition of securities for the Group’s benefit; and (iii) current account receivables of $29,614 (2022: $27,118) (see Note 8). The Group also had current account payables of $1,622 (2022: $3,770) due to the aforesaid affiliate as at December 31, 2023 (see Note 14).

In addition, pursuant to this arrangement, during the year ended December 31, 2023, 2022 and 2021, the Group reimbursed such company $886, $4,914 and $1,007 (as set forth in the table above), respectively, at cost for expenses, primarily consisting of employee benefits and lease and office expenses.

As set forth in the table above, the Group had royalty expenses of $778, $682 and $700, respectively, in the year ended December 31, 2023, 2022 and 2021 that were paid to a company in which it holds a minority interest and that is a subsidiary of the operator of the underlying mine.

Note 24. Related Party Transactions (continued)

Key management personnel

The Group’s key management personnel comprise the members of its Board of Directors, President, Chief Executive Officer and Chief Financial Officer of the Company. The remuneration of key management personnel of the Group on an accrual basis was as follows:

Years ended December 31:	2023		2022		2021
Short-term employee benefits	$1,760	*	$1,817	*	$1,288	*
Post-employment benefits	148		142		80
Directors’ fees	529		666		659
Share-based compensation**	—		—		1,087
Total	$2,437		$2,625		$3,114

*Net of salary and expenses.

**Amounts computed based on fair values using the Black-Scholes-Merton formula. (See Note 18).